Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	€ 17,342	€ 15,578	€ 19,060
Employee benefits expenses	121,929	107,592	129,051
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	58,552	48,514	60,756
Social security contributions	14,696	12,138	17,251
Employees’ leaving entitlement	3,493	4,915	3,704
Other costs	3,605	6,370	4,498
Employee benefits expenses	80,346	71,937	86,209
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	19,359	15,912	18,736
Social security contributions	3,512	3,059	3,800
Employees’ leaving entitlement	492	542	557
Other costs	878	564	689
Employee benefits expenses	24,241	20,077	23,782
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	12,666	11,272	13,725
Social security contributions	3,012	2,717	3,502
Employees’ leaving entitlement	619	605	664
Other costs	1,045	984	1,169
Employee benefits expenses	€ 17,342	€ 15,578	€ 19,060